Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000020148
Shareholder Report [Line Items]
Fund Name	Innovation Fund
Class Name	Class A
Trading Symbol	WFSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Innovation Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$118	1.19%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the S&P 500 Index, for the period. The 12-month period that ended on March 31, 2026, was a strong but volatile one for U.S. equities. Despite aggressive shifts in government policies, economic growth remained positive though slowing, inflation eased, and consumer strength persisted. Additionally, a super cycle of artificial intelligence (AI)-related investments continued and the race for computing power drove historically high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. With the outbreak of the Iran war, the period ended with elevated geopolitical risk and volatile shifts in market leadership.

The lack of exposure to mega-cap companies, including NVIDIA Corp., Alphabet, Inc., and Broadcom, Inc., materially detracted from relative returns. Within IT, fears that AI could disrupt business models led to selloffs in Tyler Technologies, Oracle Corp., and Commvault Systems, Inc. (This security was no longer held at the end of the reporting period.). Meanwhile, select semiconductor stocks such as Monolithic Power Systems, Inc. and Taiwan Semiconductor Manufacturing Co. Ltd., and financials including Robinhood Markets contributed.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	(1.06)	0.95	13.89
Class A with Load	(6.71)	(0.24)	13.22
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 321,532,999
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,818,133
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$321,532,999
# of portfolio holdings	52
Portfolio turnover rate	90%
Total advisory fees paid	$2,818,133

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	39.0
Industrials	20.5
Health care	13.9
Consumer discretionary	9.0
Communication services	8.7
Financials	5.7
Consumer staples	1.9
Utilities	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7.1
KLA Corp.	4.0
Vertiv Holdings Co. Class A	3.5
UL Solutions, Inc. Class A	3.1
Live Nation Entertainment, Inc.	3.0
Carpenter Technology Corp.	3.0
Monolithic Power Systems, Inc.	3.0
Curtiss-Wright Corp.	2.9
MercadoLibre, Inc.	2.9
McKesson Corp.	2.9

Material Fund Change [Text Block]
C000176622
Shareholder Report [Line Items]
Fund Name	Innovation Fund
Class Name	Institutional Class
Trading Symbol	WFTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Innovation Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$90	0.90%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the S&P 500 Index, for the period. The 12-month period that ended on March 31, 2026, was a strong but volatile one for U.S. equities. Despite aggressive shifts in government policies, economic growth remained positive though slowing, inflation eased, and consumer strength persisted. Additionally, a super cycle of artificial intelligence (AI)-related investments continued and the race for computing power drove historically high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. With the outbreak of the Iran war, the period ended with elevated geopolitical risk and volatile shifts in market leadership.

The lack of exposure to mega-cap companies, including NVIDIA Corp., Alphabet, Inc., and Broadcom, Inc., materially detracted from relative returns. Within IT, fears that AI could disrupt business models led to selloffs in Tyler Technologies, Oracle Corp., and Commvault Systems, Inc. (This security was no longer held at the end of the reporting period.). Meanwhile, select semiconductor stocks such as Monolithic Power Systems, Inc. and Taiwan Semiconductor Manufacturing Co. Ltd., and financials including Robinhood Markets contributed.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	(0.69)	1.26	14.23
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 321,532,999
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,818,133
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$321,532,999
# of portfolio holdings	52
Portfolio turnover rate	90%
Total advisory fees paid	$2,818,133

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	39.0
Industrials	20.5
Health care	13.9
Consumer discretionary	9.0
Communication services	8.7
Financials	5.7
Consumer staples	1.9
Utilities	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7.1
KLA Corp.	4.0
Vertiv Holdings Co. Class A	3.5
UL Solutions, Inc. Class A	3.1
Live Nation Entertainment, Inc.	3.0
Carpenter Technology Corp.	3.0
Monolithic Power Systems, Inc.	3.0
Curtiss-Wright Corp.	2.9
MercadoLibre, Inc.	2.9
McKesson Corp.	2.9

Material Fund Change [Text Block]
C000089457
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class A
Trading Symbol	EKWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$170	1.08%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark, the FTSE Gold Mines Index, for the period.

The price of gold rose 49.4% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and heightened geopolitical conflicts caused U.S. Treasury yields to rise and the trade-weighted U.S. dollar to weaken by 4.1% during the reporting period. Two of the Fund’s top contributors were Montage Gold Corp. and G Mining Ventures Corp. Montage outperformed on news that construction of its Kona Mine in Cote d’Ivoire was running six months ahead of schedule. The Fund’s underweights to Northern Star Resources Ltd. (This security was no longer held at the end of the reporting period.) and Agnico Eagle Mines Ltd. enhanced results. Northern Star underperformed on a weaker-than-expected operating outlook.

One of the Fund’s largest detractors was Franco-Nevada Corp. Franco-Nevada underperformed on news that the government of Panama was delaying the re-start of the Cobre Panama Mine (This security was no longer held at the end of the reporting period.). The Fund’s underweights to Newmont Corp. and AngloGold Ashanti PLC also detracted from results. While we adjusted individual holdings, we did not make material changes to the portfolio.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	114.66	28.96	18.22
Class A with Load	102.31	27.44	17.52
FTSE Gold Mines Index	110.00	25.53	17.79
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,472,057,793
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 6,194,736
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Consolidated Total net assets	$1,472,057,793
Consolidated # of portfolio holdings	43
Consolidated Portfolio turnover rate	8%
Consolidated Total advisory fees paid	$6,194,736

Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Canada	72.3
United States	13.8
United Kingdom	9.7
South Africa	3.9
Others	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Newmont Corp.	6.8
Kinross Gold Corp.	5.9
IAMGOLD Corp.	5.1
Alamos Gold, Inc. Class A	5.0
Agnico Eagle Mines Ltd.	5.0
Endeavour Mining PLC	4.9
G Mining Ventures Corp.	4.5
AngloGold Ashanti PLC	4.2
Lundin Gold, Inc.	4.2
Barrick Mining Corp.	4.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025. Effective March 31, 2026, Oleg Makhorine was no longer a portfolio manager of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since April 1, 2025.
C000089459
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class C
Trading Symbol	EKWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$288	1.84%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 288
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark, the FTSE Gold Mines Index, for the period.

The price of gold rose 49.4% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and heightened geopolitical conflicts caused U.S. Treasury yields to rise and the trade-weighted U.S. dollar to weaken by 4.1% during the reporting period. Two of the Fund’s top contributors were Montage Gold Corp. and G Mining Ventures Corp. Montage outperformed on news that construction of its Kona Mine in Cote d’Ivoire was running six months ahead of schedule. The Fund’s underweights to Northern Star Resources Ltd. (This security was no longer held at the end of the reporting period.) and Agnico Eagle Mines Ltd. enhanced results. Northern Star underperformed on a weaker-than-expected operating outlook.

One of the Fund’s largest detractors was Franco-Nevada Corp. Franco-Nevada underperformed on news that the government of Panama was delaying the re-start of the Cobre Panama Mine (This security was no longer held at the end of the reporting period.). The Fund’s underweights to Newmont Corp. and AngloGold Ashanti PLC also detracted from results. While we adjusted individual holdings, we did not make material changes to the portfolio.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	113.05	27.99	17.51
Class C with Load	112.05	27.99	17.51
FTSE Gold Mines Index	110.00	25.53	17.79
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,472,057,793
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 6,194,736
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Consolidated Total net assets	$1,472,057,793
Consolidated # of portfolio holdings	43
Consolidated Portfolio turnover rate	8%
Consolidated Total advisory fees paid	$6,194,736

Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Canada	72.3
United States	13.8
United Kingdom	9.7
South Africa	3.9
Others	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Newmont Corp.	6.8
Kinross Gold Corp.	5.9
IAMGOLD Corp.	5.1
Alamos Gold, Inc. Class A	5.0
Agnico Eagle Mines Ltd.	5.0
Endeavour Mining PLC	4.9
G Mining Ventures Corp.	4.5
AngloGold Ashanti PLC	4.2
Lundin Gold, Inc.	4.2
Barrick Mining Corp.	4.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025. Effective March 31, 2026, Oleg Makhorine was no longer a portfolio manager of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since April 1, 2025.
C000089460
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Institutional Class
Trading Symbol	EKWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$123	0.78%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark, the FTSE Gold Mines Index, for the period.

The price of gold rose 49.4% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and heightened geopolitical conflicts caused U.S. Treasury yields to rise and the trade-weighted U.S. dollar to weaken by 4.1% during the reporting period. Two of the Fund’s top contributors were Montage Gold Corp. and G Mining Ventures Corp. Montage outperformed on news that construction of its Kona Mine in Cote d’Ivoire was running six months ahead of schedule. The Fund’s underweights to Northern Star Resources Ltd. (This security was no longer held at the end of the reporting period.) and Agnico Eagle Mines Ltd. enhanced results. Northern Star underperformed on a weaker-than-expected operating outlook.

One of the Fund’s largest detractors was Franco-Nevada Corp. Franco-Nevada underperformed on news that the government of Panama was delaying the re-start of the Cobre Panama Mine (This security was no longer held at the end of the reporting period.). The Fund’s underweights to Newmont Corp. and AngloGold Ashanti PLC also detracted from results. While we adjusted individual holdings, we did not make material changes to the portfolio.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	115.31	29.34	18.57
FTSE Gold Mines Index	110.00	25.53	17.79
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,472,057,793
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 6,194,736
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Consolidated Total net assets	$1,472,057,793
Consolidated # of portfolio holdings	43
Consolidated Portfolio turnover rate	8%
Consolidated Total advisory fees paid	$6,194,736

Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Canada	72.3
United States	13.8
United Kingdom	9.7
South Africa	3.9
Others	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Newmont Corp.	6.8
Kinross Gold Corp.	5.9
IAMGOLD Corp.	5.1
Alamos Gold, Inc. Class A	5.0
Agnico Eagle Mines Ltd.	5.0
Endeavour Mining PLC	4.9
G Mining Ventures Corp.	4.5
AngloGold Ashanti PLC	4.2
Lundin Gold, Inc.	4.2
Barrick Mining Corp.	4.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025. Effective March 31, 2026, Oleg Makhorine was no longer a portfolio manager of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since April 1, 2025.
C000242810
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series EPI
Trading Symbol	AEPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EPI for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number	 1-888-877-9275.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EPI	$0	0.00%

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period that ended March 31, 2026. U.S. equity markets were resilient. The S&P 500 Index gained 17.8% despite two periods of heightened volatility, including a 12.1% decline following the April 2025 “Liberation Day” tariff announcement and a 9.1% peak to trough drawdown associated with the Iran War in the first quarter of 2026.

During the period, the equity portion of the strategy outperformed the S&P 500 Index due primarily to positive selection effects in the information technology, energy, and financials sectors. Leading relative contributors included Lam Research Corp. and Suncor Energy, Inc. These positives were partially offset by negative selection effects in the industrials, health care, and consumer discretionary sectors. Leading relative detractors included NVIDIA Corp., due to an underweight position, and UnitedHealth Group, Inc., which we exited in July 2025.

The strategy’s call overlay contributed to relative performance over the one-year period. The S&P 500 index and Russell 2000 ETF components of the call overlay helped results.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	Since Inception (6/8/23)
Managed Account CoreBuilder® Shares - Series EPI	21.80	15.99
S&P 500 Index	17.80	17.90

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 3,613,232
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$3,613,232
# of portfolio holdings	66
Portfolio turnover rate	30%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	35.6
Financials	14.6
Industrials	12.1
Consumer discretionary	10.8
Communication services	10.5
Health care	6.9
Energy	6.0
Consumer staples	2.6
Materials	0.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Apple, Inc.	8.0
Microsoft Corp.	6.7
Alphabet, Inc. Class C	5.4
Amazon.com, Inc.	4.6
Broadcom, Inc.	4.4
Meta Platforms, Inc. Class A	3.1
Suncor Energy, Inc.	3.1
JPMorgan Chase & Co.	2.9
NVIDIA Corp.	2.8
TotalEnergies SE	2.7

Material Fund Change [Text Block]
C000205081
Shareholder Report [Line Items]
Fund Name	Disciplined Small Cap Fund
Class Name	Class A
Trading Symbol	WDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$103	0.89%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period.

Over the period, U.S. equities performed positively, with U.S. small caps outperforming large caps.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection was the main contributor to performance, adding value in 7 out of 11 sectors. This was attributed primarily to positive stock selection within the industrials, information technology, and financials sectors. The top individual contributors to relative performance were TTM Technologies, Inc., Argan, Inc., and Par Pacific Holdings, Inc. Stock selection within health care, communication services, and utilities detracted from relative performance. The largest individual detractors from relative performance were BellRing Brands, Inc. (This security was no longer held at the end of the reporting period.), Corcept Therapeutics, Inc., and EchoStar Corp. (This security was no longer held at the end of the reporting period.). A moderate underweight to health care also detracted modestly. However, variations in sector weights versus the index were relatively small.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class AFootnote Reference*	31.88	8.11	9.80
Class A with LoadFootnote Reference*	24.30	6.83	9.15
Russell 2000® Index	25.72	3.77	9.88
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class A shares prior to their inception on July 31, 2018 reflects the performance of the former Administrator Class shares, and is adjusted to reflect the higher expenses and sales charges of the Class A shares.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 138,693,155
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 347,615
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$138,693,155
# of portfolio holdings	371
Portfolio turnover rate	48%
Total advisory fees paid	$347,615

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	18.9
Financials	17.6
Health care	17.2
Information technology	14.2
Consumer discretionary	9.1
Energy	6.6
Real estate	5.0
Materials	4.6
Utilities	3.4
Communication services	1.9
Consumer staples	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Nextpower, Inc. Class A	1.1
Fabrinet	1.1
Coeur Mining, Inc.	0.9
TTM Technologies, Inc.	0.9
Bloom Energy Corp. Class A	0.9
Sterling Infrastructure, Inc.	0.9
Primoris Services Corp.	0.9
Par Pacific Holdings, Inc.	0.9
BrightSpring Health Services, Inc.	0.8
CareTrust REIT, Inc.	0.8

Material Fund Change [Text Block]
C000176623
Shareholder Report [Line Items]
Fund Name	Disciplined Small Cap Fund
Class Name	Class R6
Trading Symbol	WSCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$58	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period.

Over the period, U.S. equities performed positively, with U.S. small caps outperforming large caps.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection was the main contributor to performance, adding value in 7 out of 11 sectors. This was attributed primarily to positive stock selection within the industrials, information technology, and financials sectors. The top individual contributors to relative performance were TTM Technologies, Inc., Argan, Inc., and Par Pacific Holdings, Inc. Stock selection within health care, communication services, and utilities detracted from relative performance. The largest individual detractors from relative performance were BellRing Brands, Inc. (This security was no longer held at the end of the reporting period.), Corcept Therapeutics, Inc., and EchoStar Corp. (This security was no longer held at the end of the reporting period.). A moderate underweight to health care also detracted modestly. However, variations in sector weights versus the index were relatively small.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	32.32	8.47	10.02
Russell 2000® Index	25.72	3.77	9.88
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on October 31, 2016 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 138,693,155
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 347,615
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$138,693,155
# of portfolio holdings	371
Portfolio turnover rate	48%
Total advisory fees paid	$347,615

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	18.9
Financials	17.6
Health care	17.2
Information technology	14.2
Consumer discretionary	9.1
Energy	6.6
Real estate	5.0
Materials	4.6
Utilities	3.4
Communication services	1.9
Consumer staples	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Nextpower, Inc. Class A	1.1
Fabrinet	1.1
Coeur Mining, Inc.	0.9
TTM Technologies, Inc.	0.9
Bloom Energy Corp. Class A	0.9
Sterling Infrastructure, Inc.	0.9
Primoris Services Corp.	0.9
Par Pacific Holdings, Inc.	0.9
BrightSpring Health Services, Inc.	0.8
CareTrust REIT, Inc.	0.8

Material Fund Change [Text Block]
C000150665
Shareholder Report [Line Items]
Fund Name	Disciplined Small Cap Fund
Class Name	Institutional Class
Trading Symbol	WSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$70	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period.

Over the period, U.S. equities performed positively, with U.S. small caps outperforming large caps.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection was the main contributor to performance, adding value in 7 out of 11 sectors. This was attributed primarily to positive stock selection within the industrials, information technology, and financials sectors. The top individual contributors to relative performance were TTM Technologies, Inc., Argan, Inc., and Par Pacific Holdings, Inc. Stock selection within health care, communication services, and utilities detracted from relative performance. The largest individual detractors from relative performance were BellRing Brands, Inc. (This security was no longer held at the end of the reporting period.), Corcept Therapeutics, Inc., and EchoStar Corp. (This security was no longer held at the end of the reporting period.). A moderate underweight to health care also detracted modestly. However, variations in sector weights versus the index were relatively small.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	32.22	8.37	9.96
Russell 2000® Index	25.72	3.77	9.88
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 138,693,155
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 347,615
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$138,693,155
# of portfolio holdings	371
Portfolio turnover rate	48%
Total advisory fees paid	$347,615

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	18.9
Financials	17.6
Health care	17.2
Information technology	14.2
Consumer discretionary	9.1
Energy	6.6
Real estate	5.0
Materials	4.6
Utilities	3.4
Communication services	1.9
Consumer staples	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Nextpower, Inc. Class A	1.1
Fabrinet	1.1
Coeur Mining, Inc.	0.9
TTM Technologies, Inc.	0.9
Bloom Energy Corp. Class A	0.9
Sterling Infrastructure, Inc.	0.9
Primoris Services Corp.	0.9
Par Pacific Holdings, Inc.	0.9
BrightSpring Health Services, Inc.	0.8
CareTrust REIT, Inc.	0.8

Material Fund Change [Text Block]
C000019879
Shareholder Report [Line Items]
Fund Name	Index Fund
Class Name	Administrator Class
Trading Symbol	WFIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Index Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$27	0.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month that ended on March 31, 2026.

Over the period, U.S. large-cap equities performed positively, but underperformed both U.S. small caps and international developed markets.

Changes to the portfolio during the period were minimal. The Fund’s objective is to replicate the performance of the S&P 500 Index before fees. The portfolio management team uses an investment process designed with the goal of controlling trading and implementation costs and reducing tracking error as much as possible.

Energy and communication services were the strongest sectors in the index over the 12-month period. Energy was fueled by elevated oil and gas prices as well as strong free cash flow generation. Communication services benefited from a strong artificial intelligence (AI) growth narrative. Financials and health care produced some of the weakest returns in the S&P 500 Index. Financials struggled due to higher borrowing costs and credit quality concerns. Health care stocks struggled to meaningfully participate as drug price uncertainty and life sciences were a drag on performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	17.48	11.77	13.84
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,355,768,073
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,355,768,073
# of portfolio holdings	505
Portfolio turnover rate	3%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	32.9
Financials	12.6
Communication services	10.3
Consumer discretionary	9.8
Health care	9.5
Industrials	9.0
Consumer staples	5.3
Energy	4.0
Utilities	2.6
Materials	2.1
Real estate	1.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.5
Apple, Inc.	6.6
Microsoft Corp.	4.8
Amazon.com, Inc.	3.6
Alphabet, Inc. Class A	3.0
Broadcom, Inc.	2.6
Alphabet, Inc. Class C	2.4
Meta Platforms, Inc. Class A	2.2
Tesla, Inc.	1.8
Berkshire Hathaway, Inc. Class B	1.5

Material Fund Change [Text Block]
C000064960
Shareholder Report [Line Items]
Fund Name	Index Fund
Class Name	Class A
Trading Symbol	WFILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Index Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$46	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month that ended on March 31, 2026.

Over the period, U.S. large-cap equities performed positively, but underperformed both U.S. small caps and international developed markets.

Changes to the portfolio during the period were minimal. The Fund’s objective is to replicate the performance of the S&P 500 Index before fees. The portfolio management team uses an investment process designed with the goal of controlling trading and implementation costs and reducing tracking error as much as possible.

Energy and communication services were the strongest sectors in the index over the 12-month period. Energy was fueled by elevated oil and gas prices as well as strong free cash flow generation. Communication services benefited from a strong artificial intelligence (AI) growth narrative. Financials and health care produced some of the weakest returns in the S&P 500 Index. Financials struggled due to higher borrowing costs and credit quality concerns. Health care stocks struggled to meaningfully participate as drug price uncertainty and life sciences were a drag on performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	17.27	11.57	13.62
Class A with Load	10.53	10.25	12.95
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,355,768,073
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,355,768,073
# of portfolio holdings	505
Portfolio turnover rate	3%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	32.9
Financials	12.6
Communication services	10.3
Consumer discretionary	9.8
Health care	9.5
Industrials	9.0
Consumer staples	5.3
Energy	4.0
Utilities	2.6
Materials	2.1
Real estate	1.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.5
Apple, Inc.	6.6
Microsoft Corp.	4.8
Amazon.com, Inc.	3.6
Alphabet, Inc. Class A	3.0
Broadcom, Inc.	2.6
Alphabet, Inc. Class C	2.4
Meta Platforms, Inc. Class A	2.2
Tesla, Inc.	1.8
Berkshire Hathaway, Inc. Class B	1.5

Material Fund Change [Text Block]
C000089269
Shareholder Report [Line Items]
Fund Name	Index Fund
Class Name	Class C
Trading Symbol	WFINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Index Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$129	1.19%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month that ended on March 31, 2026.

Over the period, U.S. large-cap equities performed positively, but underperformed both U.S. small caps and international developed markets.

Changes to the portfolio during the period were minimal. The Fund’s objective is to replicate the performance of the S&P 500 Index before fees. The portfolio management team uses an investment process designed with the goal of controlling trading and implementation costs and reducing tracking error as much as possible.

Energy and communication services were the strongest sectors in the index over the 12-month period. Energy was fueled by elevated oil and gas prices as well as strong free cash flow generation. Communication services benefited from a strong artificial intelligence (AI) growth narrative. Financials and health care produced some of the weakest returns in the S&P 500 Index. Financials struggled due to higher borrowing costs and credit quality concerns. Health care stocks struggled to meaningfully participate as drug price uncertainty and life sciences were a drag on performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	16.40	10.72	12.95
Class C with Load	15.40	10.72	12.95
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,355,768,073
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,355,768,073
# of portfolio holdings	505
Portfolio turnover rate	3%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	32.9
Financials	12.6
Communication services	10.3
Consumer discretionary	9.8
Health care	9.5
Industrials	9.0
Consumer staples	5.3
Energy	4.0
Utilities	2.6
Materials	2.1
Real estate	1.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.5
Apple, Inc.	6.6
Microsoft Corp.	4.8
Amazon.com, Inc.	3.6
Alphabet, Inc. Class A	3.0
Broadcom, Inc.	2.6
Alphabet, Inc. Class C	2.4
Meta Platforms, Inc. Class A	2.2
Tesla, Inc.	1.8
Berkshire Hathaway, Inc. Class B	1.5

Material Fund Change [Text Block]
C000089491
Shareholder Report [Line Items]
Fund Name	Special Small Cap Value Fund
Class Name	Administrator Class
Trading Symbol	ESPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Small Cap Value Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$120	1.18%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed its benchmark, driven by stock selection. Investors’ risk appetites fluctuated with the ‘tariff tantrum’ leading to a low-quality, high-risk narrow rally. Risk appetites became more balanced in October as investors digested inflation and employment data, unfolding credit concerns, and signs of data center buildout skepticism. In March, the Iran conflict led energy prices to spike, with producers rallying and energy consumers underperforming.

The Fund made minor changes to sector allocation, with an increase in information technology, while reducing exposure to consumer staples. A large contributor was Mueller Industries, Inc., an industrial manufacturer of vital goods with a durable cash flow stream. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. The largest detractor was J&J Snack Foods Corp., on a challenging food backdrop and some transitory issues. J&J’s net-cash balance sheet and strategic self-help initiatives, we believe, are underappreciated.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	3.43	2.50	7.59
Russell 2000® Value Index	28.09	5.79	9.61
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 3,113,552,003
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 31,520,944
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$3,113,552,003
# of portfolio holdings	112
Portfolio turnover rate	28%
Total advisory fees paid	$31,520,944

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	23.5
Financials	20.4
Materials	16.6
Information technology	10.5
Consumer discretionary	7.9
Health care	7.7
Consumer staples	6.2
Energy	5.9
Utilities	0.6
Communication services	0.5
Real estate	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Innospec, Inc.	3.5
Franklin Electric Co., Inc.	3.3
UMB Financial Corp.	3.1
J&J Snack Foods Corp.	2.8
Avient Corp.	2.4
Hancock Whitney Corp.	2.3
SouthState Bank Corp.	2.2
Alamo Group, Inc.	2.2
UFP Industries, Inc.	2.1
Stewart Information Services Corp.	2.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective April 1, 2026, Tyndale Brickey, CFA, was added as a portfolio manager to the Fund. Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since April 1, 2025.
C000089488
Shareholder Report [Line Items]
Fund Name	Special Small Cap Value Fund
Class Name	Class A
Trading Symbol	ESPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Small Cap Value Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$128	1.26%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed its benchmark, driven by stock selection. Investors’ risk appetites fluctuated with the ‘tariff tantrum’ leading to a low-quality, high-risk narrow rally. Risk appetites became more balanced in October as investors digested inflation and employment data, unfolding credit concerns, and signs of data center buildout skepticism. In March, the Iran conflict led energy prices to spike, with producers rallying and energy consumers underperforming.

The Fund made minor changes to sector allocation, with an increase in information technology, while reducing exposure to consumer staples. A large contributor was Mueller Industries, Inc., an industrial manufacturer of vital goods with a durable cash flow stream. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. The largest detractor was J&J Snack Foods Corp., on a challenging food backdrop and some transitory issues. J&J’s net-cash balance sheet and strategic self-help initiatives, we believe, are underappreciated.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.34	2.41	7.49
Class A with Load	(2.62)	1.21	6.86
Russell 2000® Value Index	28.09	5.79	9.61
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 3,113,552,003
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 31,520,944
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$3,113,552,003
# of portfolio holdings	112
Portfolio turnover rate	28%
Total advisory fees paid	$31,520,944

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	23.5
Financials	20.4
Materials	16.6
Information technology	10.5
Consumer discretionary	7.9
Health care	7.7
Consumer staples	6.2
Energy	5.9
Utilities	0.6
Communication services	0.5
Real estate	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Innospec, Inc.	3.5
Franklin Electric Co., Inc.	3.3
UMB Financial Corp.	3.1
J&J Snack Foods Corp.	2.8
Avient Corp.	2.4
Hancock Whitney Corp.	2.3
SouthState Bank Corp.	2.2
Alamo Group, Inc.	2.2
UFP Industries, Inc.	2.1
Stewart Information Services Corp.	2.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective April 1, 2026, Tyndale Brickey, CFA, was added as a portfolio manager to the Fund. Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since April 1, 2025.
C000150670
Shareholder Report [Line Items]
Fund Name	Special Small Cap Value Fund
Class Name	Class R6
Trading Symbol	ESPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Small Cap Value Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$86	0.84%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed its benchmark, driven by stock selection. Investors’ risk appetites fluctuated with the ‘tariff tantrum’ leading to a low-quality, high-risk narrow rally. Risk appetites became more balanced in October as investors digested inflation and employment data, unfolding credit concerns, and signs of data center buildout skepticism. In March, the Iran conflict led energy prices to spike, with producers rallying and energy consumers underperforming.

The Fund made minor changes to sector allocation, with an increase in information technology, while reducing exposure to consumer staples. A large contributor was Mueller Industries, Inc., an industrial manufacturer of vital goods with a durable cash flow stream. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. The largest detractor was J&J Snack Foods Corp., on a challenging food backdrop and some transitory issues. J&J’s net-cash balance sheet and strategic self-help initiatives, we believe, are underappreciated.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	3.77	2.84	7.95
Russell 2000® Value Index	28.09	5.79	9.61
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 3,113,552,003
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 31,520,944
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$3,113,552,003
# of portfolio holdings	112
Portfolio turnover rate	28%
Total advisory fees paid	$31,520,944

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	23.5
Financials	20.4
Materials	16.6
Information technology	10.5
Consumer discretionary	7.9
Health care	7.7
Consumer staples	6.2
Energy	5.9
Utilities	0.6
Communication services	0.5
Real estate	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Innospec, Inc.	3.5
Franklin Electric Co., Inc.	3.3
UMB Financial Corp.	3.1
J&J Snack Foods Corp.	2.8
Avient Corp.	2.4
Hancock Whitney Corp.	2.3
SouthState Bank Corp.	2.2
Alamo Group, Inc.	2.2
UFP Industries, Inc.	2.1
Stewart Information Services Corp.	2.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective April 1, 2026, Tyndale Brickey, CFA, was added as a portfolio manager to the Fund. Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since April 1, 2025.
C000092810
Shareholder Report [Line Items]
Fund Name	Special Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	ESPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Small Cap Value Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$96	0.94%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed its benchmark, driven by stock selection. Investors’ risk appetites fluctuated with the ‘tariff tantrum’ leading to a low-quality, high-risk narrow rally. Risk appetites became more balanced in October as investors digested inflation and employment data, unfolding credit concerns, and signs of data center buildout skepticism. In March, the Iran conflict led energy prices to spike, with producers rallying and energy consumers underperforming.

The Fund made minor changes to sector allocation, with an increase in information technology, while reducing exposure to consumer staples. A large contributor was Mueller Industries, Inc., an industrial manufacturer of vital goods with a durable cash flow stream. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. The largest detractor was J&J Snack Foods Corp., on a challenging food backdrop and some transitory issues. J&J’s net-cash balance sheet and strategic self-help initiatives, we believe, are underappreciated.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	3.67	2.74	7.86
Russell 2000® Value Index	28.09	5.79	9.61
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 3,113,552,003
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 31,520,944
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$3,113,552,003
# of portfolio holdings	112
Portfolio turnover rate	28%
Total advisory fees paid	$31,520,944

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	23.5
Financials	20.4
Materials	16.6
Information technology	10.5
Consumer discretionary	7.9
Health care	7.7
Consumer staples	6.2
Energy	5.9
Utilities	0.6
Communication services	0.5
Real estate	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Innospec, Inc.	3.5
Franklin Electric Co., Inc.	3.3
UMB Financial Corp.	3.1
J&J Snack Foods Corp.	2.8
Avient Corp.	2.4
Hancock Whitney Corp.	2.3
SouthState Bank Corp.	2.2
Alamo Group, Inc.	2.2
UFP Industries, Inc.	2.1
Stewart Information Services Corp.	2.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective April 1, 2026, Tyndale Brickey, CFA, was added as a portfolio manager to the Fund. Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since April 1, 2025.
C000089461
Shareholder Report [Line Items]
Fund Name	Utility and Telecommunications Fund
Class Name	Class A
Trading Symbol	EVUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$110	1.02%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the S&P 500 Utilities Index, for the 12-month period that ended March 31, 2026. Utilities stocks outperformed the broader market for the period. Overall, non-utilities holdings significantly underperformed the utilities benchmark while selection within utilities contributed to performance.

The U.S. appears to be entering an era of rising electricity demand driven primarily by the proliferation of data centers, which has led to increased growth forecasts for numerous utilities. Along with reasonable valuation, this has provided support for strong stock performance.

The largest contributor to relative performance was owning Alphabet, Inc., which significantly outperformed. Other contributors included not owning PG&E Corp. for most of the period, not owning Consolidated Edison, Inc., and a new position in PPL Corp. The largest detractor was owning American Tower Corp., which provided guidance below estimates on concerns over its domestic revenue outlook. Other detractors included not owning NRG Energy, Inc., which performed very well in 2025 on rising forecasts for electricity growth, and positions in UnitedHealth Group, Inc., and Comcast Corp., both of which were sold during the period.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	15.73	7.75	9.08
Class A with Load	9.07	6.48	8.44
S&P 500 Utilities Index	19.71	10.87	9.89
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 355,705,056
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,864,331
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$355,705,056
# of portfolio holdings	34
Portfolio turnover rate	13%
Total advisory fees paid	$1,864,331

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Utilities	85.3
Communication services	6.8
Information technology	2.6
Real estate	2.0
Health care	1.2
Consumer discretionary	1.1
Financials	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NextEra Energy, Inc.	13.4
Southern Co.	6.4
Constellation Energy Corp.	6.4
Entergy Corp.	4.5
Duke Energy Corp.	4.3
American Electric Power Co., Inc.	4.2
Atmos Energy Corp.	4.0
Vistra Corp.	4.0
Sempra	3.6
Ameren Corp.	3.2

Material Fund Change [Text Block]
C000089464
Shareholder Report [Line Items]
Fund Name	Utility and Telecommunications Fund
Class Name	Institutional Class
Trading Symbol	EVUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$78	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the S&P 500 Utilities Index, for the 12-month period that ended March 31, 2026. Utilities stocks outperformed the broader market for the period. Overall, non-utilities holdings significantly underperformed the utilities benchmark while selection within utilities contributed to performance.

The U.S. appears to be entering an era of rising electricity demand driven primarily by the proliferation of data centers, which has led to increased growth forecasts for numerous utilities. Along with reasonable valuation, this has provided support for strong stock performance.

The largest contributor to relative performance was owning Alphabet, Inc., which significantly outperformed. Other contributors included not owning PG&E Corp. for most of the period, not owning Consolidated Edison, Inc., and a new position in PPL Corp. The largest detractor was owning American Tower Corp., which provided guidance below estimates on concerns over its domestic revenue outlook. Other detractors included not owning NRG Energy, Inc., which performed very well in 2025 on rising forecasts for electricity growth, and positions in UnitedHealth Group, Inc., and Comcast Corp., both of which were sold during the period.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	16.07	8.07	9.43
S&P 500 Utilities Index	19.71	10.87	9.89
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 355,705,056
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,864,331
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$355,705,056
# of portfolio holdings	34
Portfolio turnover rate	13%
Total advisory fees paid	$1,864,331

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Utilities	85.3
Communication services	6.8
Information technology	2.6
Real estate	2.0
Health care	1.2
Consumer discretionary	1.1
Financials	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NextEra Energy, Inc.	13.4
Southern Co.	6.4
Constellation Energy Corp.	6.4
Entergy Corp.	4.5
Duke Energy Corp.	4.3
American Electric Power Co., Inc.	4.2
Atmos Energy Corp.	4.0
Vistra Corp.	4.0
Sempra	3.6
Ameren Corp.	3.2

Material Fund Change [Text Block]